Dreyfus Conservative Allocation Fund (Prospectus Summary): | Dreyfus Conservative Allocation Fund
DREYFUS CONSERVATIVE ALLOCATION FUND

November 9, 2012

DREYFUS ALLOCATION FUNDS

DREYFUS CONSERVATIVE ALLOCATION FUND

DREYFUS GROWTH ALLOCATION FUND

DREYFUS MODERATE ALLOCATION FUND

Supplement to Summary Prospectus

and Statutory Prospectus

dated January 1, 2012

The following supersedes the information contained in the funds' prospectus under the section entitled “Fund Summary — Principal Investment Strategy — Equity Investments — U.S. Large-Cap”:

For each Fund, Dreyfus Disciplined Stock Fund replaces Dreyfus/The Boston Company Large Cap Core Fund.